Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of Right-of-use assets

	December 31,
	2021	2020
Opening balance	9,595	7,527
Additional agreements	34,944	98
Termination of agreement	(7,625)	—
Exchange differences	284	(8)
Additional agreements, through acquisition	—	1,978
Closing balance	37,198	9,595

Depreciation
Opening balance	(4,351)	(1,568)
Depreciation	(5,711)	(2,786)
Termination of agreement	6,456	—
Exchange differences	(292)	3
Closing balance	(3,898)	(4,351)

Net book value	33,300	5,244

Schedule of Lease liabilities

	December 31,
	2021	2020
Non-current lease liabilities	24,052	878
Current lease liabilities	9,591	3,908
Total	33,642	4,786

Maturity analysis on future lease liabilities

	December 31,
	2021	2020
<12 months	11,909	4,521
1-2 years	11,231	1,105
>2 years	16,256	—
	39,396	5,626

Schedule of lease payments

	Year Ended December 31,
	2021	2020
Interest expenses attributable to lease liabilities	590	388
Expenses attributable to short-term lease	633	731
Expenses attributable to leasing agreements with low value	146	103
Expenses attributable to variable lease payments that are not included in lease liabilities	446	344
Expenses attributable to lease depreciation	5,711	2,786
Total expensed during the year	7,526	4,352

This year's lease payments in the Group	6,659	4,930